Appendix V	12 Months Ended
Dec. 31, 2024
Appendix V
Appendix V

APPENDIX V

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Property, Plant and Equipment for the year ended 31 December 2024, 2023 and 2022

(expressed in thousands of Euros)

	Balance at				Translation	Balance at
	31/12/2023	Additions	Transfers	Disposals	differences	31/12/2024

Cost:

Land and buildings	1,131,912	379	56,480	(4,453)	46,289	1,230,607
Plant and machinery	3,175,459	66,772	263,393	(78,230)	127,055	3,554,449
Fixed Assets under construction	910,670	193,159	(323,173)	—	21,657	802,313

	5,218,041	260,310	(3,300)	(82,683)	195,001	5,587,369

Accumulated depreciation:

Buildings	(206,375)	(31,505)	57	1,481	(9,807)	(246,149)
Plant and machinery	(1,757,723)	(190,599)	(177)	31,039	(74,857)	(1,992,317)
	(1,964,098)	(222,104)	(120)	32,520	(84,664)	(2,238,466)

Impairment of other property, plant and equipment	(6,820)	(1,370)	—	1,120	13	(7,057)

Carrying amount	3,247,123	36,836	(3,420)	(49,043)	110,350	3,341,846

This appendix forms an integral part of to the consolidated financial statements.

APPENDIX V

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Property, Plant and Equipment for the year ended 31 December 2024, 2023 and 2022

(expressed in thousands of Euros)

	Balance at		Business			Translation	Balance at
	31/12/2022 (*)	Additions	combination	Transfers	Disposals	differences	31/12/2023 (*)

Cost:

Land and buildings	1,155,406	6,046	—	342	(4,953)	(24,929)	1,131,912
Plant and machinery	3,103,209	72,241	480	125,507	(58,245)	(67,733)	3,175,459
Fixed Assets under construction	879,542	183,044	—	(125,460)	(1,646)	(24,810)	910,670

	5,138,157	261,331	480	389	(64,844)	(117,472)	5,218,041

Accumulated depreciation:

Buildings	(181,337)	(32,309)	—	181	1,954	5,136	(206,375)

Plant and machinery	(1,641,398)	(188,361)	(383)	(2,336)	34,705	40,050	(1,757,723)

	(1,822,735)	(220,670)	(383)	(2,155)	36,659	45,186	(1,964,098)

Impairment of other property, plant and equipment	(12,564)	(1,173)	—	—	6,767	150	(6,820)

Carrying amount	3,302,858	39,488	97	(1,766)	(21,418)	(72,136)	3,247,123
			(See Note 3)

(*) Restated figures (Note 2.d)

This appendix forms an integral part of the consolidated financial statements.